BUSINESS ACQUISITION (Details) - USD ($)	Dec. 31, 2023	Feb. 13, 2022
Business Acquisition [Line Items]
Cash paid	$ 1,085,450
VNUE Acquisition [Member]
Business Acquisition [Line Items]
Common stock issued, 41,476,963 shares of the Company's restricted common stock valued at $0.0101 per share		$ 418,917
Common stock issuable, 93,523,037 shares of the Company's restricted common stock valued at $0.0101 per share		944,583
Net liabilities assumed		2,871,066
Cash paid		1,085,450
Fair value of total consideration paid		$ 5,320,016